Shareholders’ Equity	6 Months Ended
Jun. 30, 2025
Shareholders’ Equity [Abstract]
Shareholders’ equity

Note 14 — Shareholders’ equity

Ordinary shares

WiMi Cayman was established under the laws of Cayman Islands on August 16, 2018. The authorized share capital of the Company is US$50,000 divided into 25,000,000 shares comprising (i) 1,250,000 Class A ordinary shares of a par value of US$0.002 each; (ii) 13,750,000 Class B ordinary shares of a par value of US$0.002 each; and (iii) 10,000,000 shares of a par value of US$0.002 each of such class or classes (however designated) as the board of directors may determine after the:20-to-1 ordinary·share consolidation effected on April 14,2025.

On March 25, 2025, the shareholders of the Company approved the Company’s share capital increase after the Share Consolidation, the authorized share capital of the Company was increased to US1,500,000 divided into 750,000,000 shares comprising (i) 37,500,000 Class A ordinary shares of a par value of US$0.002 each; (ii) 412,500,000 Class B ordinary shares of a par value of US$0.002 each; and (iii) 300,000,000 shares with a par value of US$0.002 each of such class or classes (however designated) as the board of directors may determine.

Each Class A Ordinary Share shall be entitled to ten (10) votes on all matters subject to vote at general meetings of the Company, and each Class B Ordinary Share shall be entitled to one (1) vote on all matters subject to vote at general meetings of the Company. Each Class A Ordinary Share is convertible into one (1) Class B Ordinary Share at any time by the holder. Except for the voting right and conversion right, the Class A ordinary shares and Class B ordinary shares shall carry equal rights and rank pari passu with one another, including but not limited to the rights to dividends and other capital distributions.

The following information is retrospectively adjusted for the share consolidation effected on April 14, 2025.

During the fourth quarter of 2018, WiMi Cayman issued 1,005,779 of Class A Ordinary Shares and 3,994,222 shares of Class B Ordinary shares, and the shares were accounted as if they were issued and outstanding at the beginning of the period presented pursuant to the reorganization as stated in Note 1 - Nature of business and organization.

On March 31, 2020, the Company completed its IPO of 4,750,000 American Depository Shares (“ADS”) and the exercise of over-allotment option 169,140 ADSs at a public offering price of USD 5.50 per ADS, each ADS represents two of the Company’s Class B ordinary shares, par value USD 0.002 per share, resulting in net proceeds to the Company of USD 24,201,881 (RMB 171,472,748) after deducting underwriting commission and other expenses of USD 2,853,389 (RMB 18,618,078).

On July 27, 2020, the Company completed its second public offering of 7,560,000 American Depository Shares (“ADS”) at a public offering price of USD 8.18 per ADS, each ADS represents two of the Company’s Class B ordinary shares, par value USD 0.002 per share, resulting in net proceeds to the Company of USD 57,310,503 (RMB 401,339,721) after deducting underwriting commission and other expenses of USD 4,530,297 (RMB 29,559,735).

On March 24, 2021, the Company completed its third public offering of 11,173,335 units at the public offering price of USD 7.50 per unit, with each unit consisting of one ADS and four-tenths of a warrant to purchase one ADS at an exercise price of USD 8.60 per ADS and exercisable at any time after the date of issuance and expire on the second anniversary of the date of issuance. Each ADS represents two of the Company’s Class B ordinary shares, par value USD 0.002 per share. The offering resulted in net proceeds to the Company of approximately USD 77.8 million (RMB 507.9 million) after deducting underwriting commission and other expenses of approximately USD 6.0 million (RMB 38.9 million).

In the first half of 2025, the Company issued 1,719,870 Class B ordinary shares pursuant to the Convertible Note Purchase Agreements signed with certain investor.

As of June 30, 2025, the Company had 1,005,778 Class A Ordinary shares and 11,854,583 Class B Ordinary shares issued and outstanding with a par value of USD 0.002 each.

Stock based compensation

On June 6, 2020, the Company’s shareholders approved the Company’s 2020 Equity Incentive Plan (the “2020 Plan”) to be administered by the Company’s board. The maximum aggregate number of Class B ordinary shares that may be issued under the 2020 Equity Incentive Plan is 875,000. The awards could be granted in the form of share options, restricted shares, restricted share units and other local awards.

On June 6, 2020, the board of directors approved and granted 794,500 Class B ordinary shares valued at USD 1.73 per share on the grant date with an aggregated fair value of USD 27,489,700 under the 2020 Plan to employees, vested on October 1, 2020.

On September 12, 2020, the board of directors approved and granted 7,412 Class B ordinary shares valued at USD 3.31 per share on the grant date with an aggregated fair value of USD 490,674 under the 2020 Plan to employees and consultants, of which 5162 shares vested on October 15, 2020. The remaining 2,250 shares granted to consultants are vesting in three equal annual installments, with the first instalment vesting on October 15, 2021, the second vesting on October 15, 2022 and the third vesting on October 15, 2023.

On January 26, 2021, the board of directors approved the grant of 36,000 Class B ordinary shares to management and employees. The shares were valued at USD 5.05 per share with grant date fair value of approximately RMB 25.1 million (approximately USD 3.6 million). 9,000 shares are to be vested on March 31, 2021 and remaining shares to be vested over a three-year period from March 31, 2021.

As of December 31, 2022, total of 7,665,026 Class B ordinary shares were granted and issued under the 2020 Plan. For the years ended December 31, 2020, 2021 and 2022, the Company recorded RMB 191,418,458, RMB 10,582,557 and RMB 6,447,471 compensation expense related to the stock grants, respectively. As of December 31, 2022, total of 11,813 Class B ordinary shares under the 2020 and 2021 Plan with grant date fair value of approximately RMB 6.7 million were to be amortized through March 31, 2024.

On January 26, 2023, the Company’s Board approved the Company’s 2023 Equity Incentive Plan (the “2023 Plan”). The maximum aggregate number of Class B ordinary shares that may be issued under the 2023 Equity Incentive Plan is 1,150,000. The awards could be granted in the form of share options, restricted shares, restricted share units and other local awards.

On January 8, 2025, the Company filed the Registration Statement for the purpose of registering an additional 1,320,000 shares of Class B ordinary share of WiMi Hologram Cloud Inc. (the “Registrant”) issuable under the 2023 Equity Incentive Plan.

Restricted assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by WiMi’s PRC entities only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of WiMi PRC entities.

WiMi PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, WiMi PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. WIMI PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to a discretionary surplus fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

As a result of the foregoing restrictions, WiMi PRC entities are restricted in their ability to transfer their assets to the Company. Foreign exchange and other regulation in the PRC may further restrict WiMi PRC entities from transferring funds to the Company in the form of dividends, loans and advances. As of June 30, 2025, amounts restricted are the paid-in-capital and statutory reserve of WIMI PRC entities, which amounted to RMB 242,464,718 (USD 33,870,410).

Statutory reserve

As of December 31, 2024 and June 30, 2025, WIMI PRC entities collectively attributed RMB 20,666,568 and RMB 20,666,568 (USD 2,886,957), of retained earnings for their statutory reserves, respectively.